Basis of Presentation and Significant Accounting Policies - Impact of Lease Standard Adoption (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other current assets	$ 2,600	$ 2,460	$ 2,461
Noncurrent deferred tax assets and other noncurrent tax assets	2,099	1,913	1,924
Other noncurrent assets	4,450	4,149	2,799
Other current liabilities	11,083	11,011	10,753
Other noncurrent liabilities	6,317	6,910	5,850
Retained earnings	$ 97,670	89,574	$ 89,554
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other current assets		(1)
Noncurrent deferred tax assets and other noncurrent tax assets		(11)
Other noncurrent assets		1,351
Other current liabilities		258
Other noncurrent liabilities		1,060
Retained earnings		$ 20